Trade receivables - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of provision matrix [line items]
Trade receivables, discount rate (in percent)	0.90%	0.96%	1.00%
Amount of trade receivables transferred to FIAGRO	R$ 127,421
Amount of trade receivables transferred		R$ 167,278